Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments for its operating leases as of September 30, 2014, are as follows:

Year Ending December 31,
Remainder of 2014	$57
2015	229
2016	235
2017	139

Total	$660

Future minimum lease payments for its operating lease as of December 31, 2013 were as follows:

Year Ending December 31,
2014	$64

Total	$64

Research and Development Expenses Related to License Agreements

Related to these license agreements, the Company made payments and recorded research and development expenses in its consolidated statements of operations as follows:

	Year Ended December 31,
	2011	2012	2013
Licensing, milestone and license maintenance fees	$1,055	$150	$—